Net other operating expense - Other operating income and other operating expense (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other operating income
Gain on disposal of assets:	₩ 33,147	₩ 18,843	₩ 21,348
Miscellaneous other operating income
Gain on hedged items	1,122,823	501,676	536,768
Reversal of allowance for guarantees and acceptances	410	0	2,709
Gain on other trust accounts	142	44,238	0
Reversal of other allowance	13,348	8,886	850
Others	448,640	356,611	164,999
Miscellaneous other operating income	1,585,363	911,411	705,326
Other operating income	1,618,510	930,254	726,674
Other operating expense
Loans at amortized cost	(5,533)	(347)	(18,675)
Miscellaneous other operating expense
Loss on hedged items	(1,089,220)	(518,891)	(605,808)
Fund contribution	(440,715)	(397,884)	(367,993)
Provision for guarantees and acceptances	0	(3,457)	0
Provision for other debt allowances	(22,721)	(52,123)	(16,862)
Depreciation of operating lease assets	(351,208)	(257,033)	(163,006)
Others	(1,458,617)	(1,190,546)	(924,796)
Miscellaneous other operating expense	(3,362,481)	(2,419,934)	(2,078,465)
Other operating expense	(3,368,014)	(2,420,281)	(2,097,140)
Net other operating expenses	₩ (1,749,504)	₩ (1,490,027)	₩ (1,370,466)